Obligations Related to Finance Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) - Teekay Tankers $ in Thousands	Dec. 31, 2022 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	$ 97,806
Finance Lease, Liability, Payments, Due Year Two	94,304
Finance Lease, Liability, Payments, Due Year Three	90,541
Finance Lease, Liability, Payments, Due Year Four	86,909
Finance Lease, Liability, Payments, Due Year Five	83,276
Finance Lease, Liability, to be Paid, after Year Five	$ 242,328